The Company and Summary of Significant Accounting Policies (Details)			1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 16, 2017 $ / shares	Mar. 14, 2016 USD ($)	Mar. 31, 2016 USD ($)	Sep. 30, 2017 USD ($) $ / shares	Sep. 30, 2016 USD ($)	Sep. 30, 2017 USD ($) $ / shares shares	Sep. 30, 2016 USD ($) shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) shares
Net loss				$ (1,743,000)	$ (4,701,000)	$ (10,142,000)	$ (17,570,000)	$ 32,000,000	$ 31,500,000	$ (32,682,000)
Accumulated deficit				$ (224,162,000)		(224,162,000)		(214,020,000)	$ (181,972,000)
Interest payments in-kind through the issuance of additional notes						$ 656,000	440,000	$ 650,000
Reverse stock split	10
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.001			$ 0.001		$ 0.001		$ 0.001	$ 0.001
Maximum specific allowance as percentage of invoice value for problematic customer balances				100.00%		100.00%		100.00%
Allowance for doubtful accounts receivable				$ 0		$ 0		$ 0	$ 0
Inventory reserves				0	$ 0	$ 0	$ 0		$ 300,000
Threshold purchase return percentage by distributors for slow, non-moving or obsolete inventory						10.00%		10.00%
Specified period for return of threshold percentage of purchases by distributors for slow, non-moving or obsolete inventory						6 months		6 months
Per Share Amounts
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount | shares						2,317,000	1,681,000	1,640	907	882
Options
Per Share Amounts
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount | shares						248,000	558,000
Employee stock purchase plan
Per Share Amounts
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount | shares							47,000
RSU's
Per Share Amounts
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount | shares						385,000	150,000
Convertible debt
Per Share Amounts
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount | shares						1,021,000	926,000
Outstanding warrants
Per Share Amounts
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount | shares						663,000
Senior Secured Convertible Notes due August 15 2018
Stated interest rate (as a percent)		10.00%	10.00%
Aggregate principal amount		$ 8,000,000	$ 8,000,000	$ 9,200,000		$ 9,200,000
Interest payments in-kind through the issuance of additional notes		800,000				$ 1,200,000
Maximum amount of indebtedness subordinated by security interest and cash payment rights under debt instruments		$ 5,000,000	$ 5,000,000